Operating leases (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Operating leases [Abstract]
Disclosure of detailed information about annual lease expenses recognized [text block]	These agreements have terms between one and five years.

	2018	2017	2016
Lease expenses	$453,162	416,437	403,116

Disclosure of finance lease and operating lease by lessee [text block]	The amount of annual rentals payable, arising from lease agreements for the following five years is as follows:
2019	$117,496
2020	103,347
2021	97,548
2022	70,956
2023	50,751